UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                  Form 13F

                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009
                                              ----------------
Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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              Form 13F File Number:  28-03925
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                05/13/09
----------------------           -------------------           ----------
 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              85
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Form 13F Information Table Value Total:            $ 1,464,733  (thousands)
                                                --------------

List of Other Included Managers:                     NONE


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Column 1                    Column 2          Column 3    Column 4        Column 5     Column 6 Column 7         Column 8

                                                                                                             Voting Authority
                            Title                           Value     Shrs Or  Sh/ Put/ Invstmt   Other    -------------------
Name of Issuer              of Class          Cusip       (x$1000)    Prn Amt  Prn Call Dscretn   Mngrs     Sole    Shared   None
---------------------------- --------------    ---------- ---------- ---------- --- --- -------- -------- ---------- ------ -----

Alexion Pharm Inc.          COM               015351109         942     25,000 SH        SOLE                25,000
Allegheny Energy Inc.       COM               017361106      14,351    619,400 SH        SOLE               619,400
American Elec Power Co Inc. COM               025537101       6,315    250,000 SH        SOLE               250,000
Atwood Oceanics Inc.        COM               050095108       1,536     92,600 SH        SOLE                92,600
Bank of America Corp.       COM               060505104      34,100  5,000,000 SH        SOLE             5,000,000
Bank of America Corp.       CALL              060505904         944      8,000 SH  CALL  SOLE                 8,000
Bank of America Corp.       PUT               060505954      10,485     50,000 SH  PUT   SOLE                50,000
Barrick Gold Corp           COM               067901108      46,746  1,441,900 SH        SOLE             1,441,900
Bristol-Myers Squibb Co     COM               110122108      21,920  1,000,000 SH        SOLE             1,000,000
Cardiovascular Systems Inc. COM               141619106         981    138,390 SH        SOLE               138,390
Celgene Corp                COM               151020104       7,770    175,000 SH        SOLE               175,000
Centex Corp                 COM               152312104      33,863  4,515,000 SH        SOLE             4,515,000
Chesapeake Energy Corp      COM               165167107      11,942    700,000 SH        SOLE               700,000
Citigroup Inc.              PUT               172967951       4,670     16,000 SH  PUT   SOLE                16,000
Companhia Vale do Rio Doce  SPONSORED ADR     204412209      10,543    792,700 SH        SOLE               792,700
Continental Resources Inc.  COM               212015101       2,398    113,054 SH        SOLE               113,054
Cougar Biotechnology Inc.   COM               222083107       3,131     97,247 SH        SOLE                97,247
Fifth Third Bancorp         CNV PFD DEP1/250  316773209       7,239    175,700 SH        SOLE               175,700
Goldcorp Inc.               COM               380956409      28,439    853,526 SH        SOLE               853,526
Hospira Inc.                COM               441060100      11,418    370,000 SH        SOLE               370,000
Huntington Bancshares Inc.  PFD CONV SER A    446150401         838      2,500 SH        SOLE                 2,500
Inspire Pharms Inc.         COM               457733103       1,218    300,000 SH        SOLE               300,000
King Pharms Inc.            COM               495582108       1,768    250,000 SH        SOLE               250,000
Lennar Corp                 CL A              526057104       1,127    150,000 SH        SOLE               150,000
Medicines Co                COM               584688105       2,168    200,000 SH        SOLE               200,000
Mylan Inc.                  PFD CONV          628530206     195,831    227,380 SH        SOLE               227,380
NRG Energy Inc.             COM               629377508      10,639    604,511 SH        SOLE               604,511
Newmont Mining Corp         COM               651639106     144,427  3,226,700 SH        SOLE             3,226,700
Northeast Utilities         COM               664397106      16,193    750,000 SH        SOLE               750,000
OGE Energy Corp.            COM               670837103       4,764    200,000 SH        SOLE               200,000
Onyx Pharms Inc.            COM               683399109       6,424    225,000 SH        SOLE               225,000
Petrohawk Energy Corp       COM               716495106      21,636  1,125,100 SH        SOLE             1,125,100
Pinnacle West Capital Corp  COM               723484101       1,328     50,000 SH        SOLE                50,000
Portland General Electric CoCOM               736508847       4,160    236,500 SH        SOLE               236,500
Progress Energy Inc.        COM               743263105       3,829    105,600 SH        SOLE               105,600
Public Service Ent Grp Inc  COM               744573106       5,894    200,000 SH        SOLE               200,000
Pulte Homes, Inc.           COM               745867101      13,116  1,200,000 SH        SOLE             1,200,000
Rigel Pharms Inc.           COM               766559603       4,298    700,000 SH        SOLE               700,000
Salix Pharms Ltd.           COM               795435106       8,075    850,000 SH        SOLE               850,000
SunTrust Banks Inc.         COM               867914103         587     50,000 SH        SOLE                50,000
Unisource Energy Corp       COM               909205106      39,494  1,401,000 SH        SOLE             1,401,000
Wells Fargo & Co.           PERP PFD CNV A    949746804       4,790     10,000 SH        SOLE                10,000
Weyerhaeuser Co             COM               962166104       2,068     75,000 SH        SOLE                75,000
Wisconsin Energy Corp       COM               976657106       2,021     49,100 SH        SOLE                49,100
Wyeth Inc.                  COM               983024100     215,200  5,000,000 SH        SOLE             5,000,000
Wynn Resorts, Ltd.          COM               983134107         749     37,500 SH        SOLE                37,500
Target Corp                 COM               87612E106       1,720     50,000 SH        SOLE                50,000
AMAG Pharms Inc.            COM               00163U106      17,466    475,000 SH        SOLE               475,000
Abraxis Bioscience Inc.     COM               00383Y102       1,430     30,000 SH        SOLE                30,000
Amgen Inc.                  NOTE .125% 2/1/11 031162AN0         931  1,000,000 PRIN      SOLE             1,000,000
Cepheid Inc.                COM               15670R107       3,105    450,000 SH        SOLE               450,000
D.R. Horton Inc.            COM               23331A109       6,701    690,800 SH        SOLE               690,800
EMC Corp                    NOTE 1.75% 12/1/13268648AM4       5,369  5,500,000 PRIN      SOLE             5,500,000
EQT Corp                    COM               26884L109      13,231    422,300 SH        SOLE               422,300
Endo Pharm's Hldgs Inc.     COM               29264F205       3,536    200,000 SH        SOLE               200,000
Entergy Corp                COM               29364G103      29,245    429,500 SH        SOLE               429,500
Freeport McMoran C&G, Inc.  COM               35671D857      21,324    559,536 SH        SOLE               559,536
Fresnius Kabi Pharm Hldg IncRIGHT 06/30/2011  35802M115         185    500,000 SH        SOLE               500,000
Hess Corp                   COM               42809H107       4,629     85,400 SH        SOLE                85,400
InterMune Inc.              COM               45884X103      13,452    818,234 SH        SOLE               818,234
JP Morgan Chase & Co        COM               46625H100         266     10,000 SH        SOLE                10,000
Medarex Inc.                NOTE 2.25% 5/15/11583916AG6       3,706  5,000,000 PRIN      SOLE             5,000,000
Medivation Inc.             COM               58501N101         914     50,000 SH        SOLE                50,000
Medtronic Inc.              NOTE 1.5% 4/15/11 585055AL0      11,295 12,000,000 PRIN      SOLE            12,000,000
Monsanto Co                 COM               61166W101       7,891     94,962 SH        SOLE                94,962
Mosaic Co                   COM               61945A107      46,620  1,110,540 SH        SOLE             1,110,540
Newmont Mining Corp.        NOTE 3% 2/15/12   651639AK2       6,169  5,000,000 PRIN      SOLE             5,000,000
Optimer Pharms Inc.         COM               68401H104      14,509  1,100,000 SH        SOLE             1,100,000
Range Resources Corp        COM               75281A109      24,132    586,300 SH        SOLE               586,300
Retail S&P SPDR ETF         S&P RETAIL ETF    78464A714       4,926    215,000 SH        SOLE               215,000
Savient Pharms Inc.         COM               80517Q100         297     60,000 SH        SOLE                60,000
Symantec Corp               NOTE .75% 6/15/11 871503AD0      10,329 10,500,000 PRIN      SOLE            10,500,000
Transocean Ltd.             NOTE 1.625% 12/15/893830AU3      82,414 89,702,000 PRIN      SOLE            89,702,000
Transocean Ltd.             NOTE 1.5% 12/15/37893830AV1      54,451 63,500,000 PRIN      SOLE            63,500,000
United Therapeutics Corp    COM               91307C102       3,602     54,500 SH        SOLE                54,500
Vertex Pharms, Inc.         COM               92532F100       5,028    175,000 SH        SOLE               175,000
Wellpoint Inc.              COM               94973V107       7,594    200,000 SH        SOLE               200,000
XTO Energy Inc.             COM               98385X106      18,822    614,700 SH        SOLE               614,700
Energy XXI Acquisition Corp COM SHS           G10082108         472  1,258,523 SH        SOLE             1,258,523
Nabors Industries Ltd.      SHS               G6359F103       9,041    905,000 SH        SOLE               905,000
Noble Corp                  SHS               G65422100       9,463    392,800 SH        SOLE               392,800
Warner Chilcott Ltd.        COM CL A          G9435N108      27,089  2,575,000 SH        SOLE             2,575,000
Weatherford Int'l Ltd.      REG               H27013103      18,122  1,637,000 SH        SOLE             1,637,000
Transocean Ltd.             REG SHS           H8817H100       1,771     30,100 SH        SOLE                30,100
Millicom Int'l Cellular SA  SHS               L6388F110       1,111     30,000 SH        SOLE                30,000

Grand Total                                               1,464,733


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